Trading assets and liabilities	6 Months Ended
Jun. 30, 2014
Trading assets and liabilities
13 Trading assets and liabilities

end of	6M14	2013
Trading assets (CHF million)
Debt securities	105,080	110,115
Equity securities [1]	88,341	76,835
Derivative instruments [2]	30,943	31,787
Other	11,272	10,999
Trading assets	235,636	229,736
Trading liabilities (CHF million)
Short positions	40,617	40,162
Derivative instruments [2]	34,508	36,650
Trading liabilities	75,125	76,812
1 Including convertible bonds.
2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments

end of	6M14	2013
Cash collateral – netted (CHF million) [1]
Cash collateral paid	25,208	23,929
Cash collateral received	20,069	20,512
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	8,094	8,359
Cash collateral received	12,846	11,664
1 Recorded as cash collateral netting on derivative instruments in Note 19 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 16 – Other assets and other liabilities.